UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02688

Name of Fund:	BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2012

Date of reporting period: 03/31/2012

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.3%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$710	$777,208
County of Jefferson Alabama, RB, Series A:
5.25%, 1/01/17	1,000	989,580
5.25%, 1/01/20	500	487,540
5.50%, 1/01/21	1,200	1,191,672
5.00%, 1/01/24	2,000	1,881,080
4.75%, 1/01/25	325	296,982
		5,624,062
Alaska — 1.5%
Northern Tobacco Securitization Corp., RB, Asset-Backed, Series A:
4.63%, 6/01/23	1,315	1,291,856
5.00%, 6/01/32	1,500	1,265,325
5.00%, 6/01/46	1,620	1,192,919
		3,750,100
Arizona — 2.9%
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A:
6.63%, 7/01/20	25	19,886
6.75%, 7/01/29	300	205,581
Phoenix IDA Arizona, ERB, Great Hearts Academies - Veritas Project, 6.40%, 7/01/47	415	425,956
Phoenix IDA Arizona, Refunding RB, America West Airlines Inc. Project, AMT, 6.30%, 4/01/23	1,000	873,830
Pima County IDA, IDRB, Tucson Electric Power, Series A, 6.38%, 9/01/29	780	800,803
Pima County IDA, RB, Tucson Electric Power, Series A, 5.25%, 10/01/40	1,390	1,436,676
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	750	749,948
5.00%, 12/01/37	2,180	2,164,260
Tempe IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	280	284,539
University Medical Center Corp. Arizona, RB, 6.25%, 7/01/29	180	203,092
		7,164,571
Arkansas — 0.3%
Benton County Public Facilities Board, Refunding RB, BCCSO Project, Series A, 6.00%, 6/01/40	750	817,050
California — 6.7%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,000	1,154,950

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	$265	$301,279
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,099,250
California HFA, RB, Home Mortgage, Series I, AMT, 4.60%, 8/01/21	1,005	995,915
California Pollution Control Financing Authority, RB, Waste Management Inc. Project, Series C, AMT, 5.13%, 11/01/23 (a)	750	798,383
California Pollution Control Financing Authority, Refunding RB, Waste Management Inc. Project, Series B, AMT, 5.00%, 7/01/27	1,000	1,055,880
California Statewide Communities Development Authority, RB:
John Muir Health, 5.13%, 7/01/39	425	441,252
Sutter Health, Series A, 6.00%, 8/15/42	400	459,812
California Statewide Communities Development Authority, Refunding RB:
American Baptist Homes of the West, 6.25%, 10/01/39	2,575	2,703,699
Senior Living, Southern California, 6.63%, 11/15/24	650	715,975
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	500	570,270
City of Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	1,680	1,805,126
City of Roseville California, Special Tax Bonds, Fiddyment Ranch Community Facilities District No. 1, 5.25%, 9/01/36	465	426,693
City of San Jose California, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	310	345,523
6.50%, 5/01/42	760	841,806
Lammersville School District Community Facilities District, Special Tax Bonds, District No. 2002, Mountain House, 5.13%, 9/01/35	325	304,177
Roseville Finance Authority, Special Tax Bonds, Refunding, Senior Lien, Series A (AMBAC), 4.50%, 9/01/33	725	611,008
Temecula Public Financing Authority, Special Tax Bonds, Refunding, Harveston, Sub-Series B, 5.10%, 9/01/36	175	157,206

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Tobacco Securitization Authority of Southern California, Refunding RB, Senior Series A-1, 5.00%, 6/01/37	$2,140	$1,602,111
		16,390,315
Colorado — 0.6%
E-470 Public Highway Authority Colorado, Refunding RB, CAB, 7.08%, 9/01/35 (b)	1,305	313,800
Regional Transportation District, RB, Denver Transport Partners, 6.00%, 1/15/41	1,000	1,061,540
		1,375,340
Connecticut — 0.2%
Mohegan Tribe of Indians of Connecticut, RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	605	524,517
Delaware — 1.0%
County of Kent Delaware, Refunding RB, Charter School, Inc. Project, 7.38%, 5/01/37	860	951,229
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	1,480	1,511,376
		2,462,605
District of Columbia — 2.4%
District of Columbia, RB, Methodist Home District of Columbia, Series A:
7.38%, 1/01/30	310	318,975
7.50%, 1/01/39	500	514,130
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset- Backed:
6.50%, 5/15/33	1,575	1,704,118
6.75%, 5/15/40	385	387,341
Metropolitan Washington Airports Authority, RB:
CAB, 2nd Senior Lien, Series B (AGC), 6.57%, 10/01/30 (b)	3,005	1,129,279
First Senior Lien, Series A, 5.00%, 10/01/39	85	90,067
First Senior Lien, Series A, 5.25%, 10/01/44	1,610	1,715,696
		5,859,606
Florida — 7.4%
Florida Housing Finance Corp., HRB, Willow Lake Apartments, Series J-1, AMT (AMBAC), 5.35%, 7/01/27	1,905	1,828,114
Greater Orlando Aviation Authority Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.38%, 11/15/26	1,740	1,742,627

Municipal Bonds	Par (000)	Value
Florida (concluded)
Highland Meadows Community Development District, Special Assessment Bonds, Series A, 5.50%, 5/01/36 (c)(d)	$490	$193,315
Hillsborough County IDA, RB:
National Gypsum Co., Series B, AMT, 7.13%, 4/01/30	1,500	1,398,690
Tampa General Hospital Project, 5.25%, 10/01/41	1,000	1,031,910
Jacksonville Economic Development Commission, RB, Gerdau Ameristeel US Inc., AMT, 5.30%, 5/01/37	3,300	3,137,442
Lakewood Ranch Stewardship District, Special Assessment Bonds, Lakewood Center & NW Sector Projects, 8.00%, 5/01/40	515	548,434
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	1,450	1,598,611
Palm Beach County Health Facilities Authority, RB, Acts Retirement Life Community, 5.50%, 11/15/33	1,500	1,571,190
Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28 (c)(d)	500	194,375
Sarasota County Health Facilities Authority, Refunding RB, Village On The Isle Project, 5.50%, 1/01/27	210	214,859
Sumter Landing Community Development District Florida, RB, Sub- Series B, 5.70%, 10/01/38	795	682,205
Tolomato Community Development District, Special Assessment Bonds, 6.65%, 5/01/40 (d)	700	297,220
Viera East Community Development District, Refunding, Special Assessment, 5.00%, 5/01/26	640	609,485
Village Community Development District No. 9, Special Assessment Bonds:
7.00%, 5/01/41	1,770	1,979,249
5.50%, 5/01/42	620	627,626
Watergrass Community Development District, Special Assessment Bonds, Series A, 5.38%, 5/01/39	650	329,726
		17,985,078
Georgia — 1.9%
Clayton County Development Authority, RB, Delta Air Lines Inc. Project, Series A, 8.75%, 6/01/29	635	738,410
County of Clayton Georgia, Tax Allocation Bonds, Ellenwood Project, 7.50%, 7/01/33	450	456,826
DeKalb County Hospital Authority Georgia, RB, Dekalb Medical Center Inc. Project, 6.13%, 9/01/40	1,240	1,328,685

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	2

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Gainesville & Hall County Development Authority, Refunding RB, Acts Retirement Life Community, Series A-2, 6.63%, 11/15/39	$220	$242,858
Private Colleges & Universities Authority, RB, Mercer University Project, Series A:
5.25%, 10/01/27	820	859,368
5.00%, 10/01/32	395	397,674
Richmond County Development Authority, RB, International Paper Co. Projects, Series A, AMT, 5.00%, 8/01/30	500	500,390
		4,524,211
Guam — 1.2%
Guam Government Waterworks Authority, Refunding RB, Water and Wastewater System, 6.00%, 7/01/25	735	750,339
Territory of Guam, GO, Series A:
6.00%, 11/15/19	100	106,406
6.75%, 11/15/29	1,650	1,770,021
7.00%, 11/15/39	160	173,424
		2,800,190
Idaho — 0.1%
Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	265	265,313
Illinois — 2.7%
City of Chicago Illinois, Refunding RB, American Airlines Inc. Project, 5.50%, 12/01/30 (c)(d)	1,000	480,060
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series A, 5.13%, 6/01/35 (c)(d)	90	71,547
Roosevelt University Project, 6.50%, 4/01/44	830	893,661
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	1,400	1,519,980
Friendship Village of Schaumburg, 7.13%, 2/15/39	1,000	1,013,560
Swedish Covenant, Series A, 6.00%, 8/15/38	1,000	1,089,490
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 6.25%, 6/15/44 (b)	3,455	596,229
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	355	403,695
6.00%, 6/01/28	390	436,640
		6,504,862

Municipal Bonds	Par (000)	Value
Indiana — 0.3%
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital Inc.:
5.38%, 9/15/22	$185	$184,996
5.50%, 9/15/31	525	503,213
		688,209
Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Development, Care Initiatives Project, Series A, 5.00%, 7/01/19	500	472,020
Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A:
6.38%, 6/01/40	1,050	1,185,565
6.50%, 3/01/45	1,000	1,136,120
Kentucky Economic Development Finance Authority, Refunding RB:
Norton Healthcare Inc. (NPFGC), 5.91%, 10/01/24 (b)	250	135,358
Owensboro Medical Health System, Series B, 6.38%, 3/01/40	395	445,998
		2,903,041
Louisiana — 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, 6.75%, 11/01/32	1,000	1,097,380
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 5/01/41	645	715,885
Parish of Saint John the Baptist Louisiana, RB, Marathon Oil Corp., Series A, 5.13%, 6/01/37	4,000	4,129,760
		5,943,025
Maine — 0.5%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	1,075	1,166,440
Maryland — 2.5%
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	500	408,005
Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	750	814,193
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	1,500	1,583,535

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Maryland EDC, RB (concluded):
Transportation Facilities Project, Series A, 5.75%, 6/01/35	$265	$279,448
Maryland EDC, Refunding RB, CNX Marine Terminals Inc., 5.75%, 9/01/25	2,000	2,076,060
Maryland Health & Higher Educational Facilities Authority, RB, Washington Christian Academy, 5.25%, 7/01/18 (c)(d)	250	106,250
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Doctors Community Hospital, 5.75%, 7/01/38	890	924,852
		6,192,343
Massachusetts — 0.7%
Massachusetts Development Finance Agency, RB:
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	350	391,304
Linden Ponds Inc. Facility, Series A-1, 6.25%, 11/15/39	353	257,864
Linden Ponds Inc. Facility, Series A-2, 5.50%, 11/15/46	19	11,496
Linden Ponds Inc. Facility, Series B, 5.75%, 11/15/56 (b)	94	492
Massachusetts Development Finance Agency, Refunding RB:
Eastern Nazarene College, 5.63%, 4/01/29	500	482,765
Tufts Medical Center, Series I, 6.75%, 1/01/36	510	571,822
		1,715,743
Michigan — 2.5%
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	1,710	1,848,869
Monroe County Hospital Finance Authority, Refunding RB, Mercy Memorial Hospital Corp. Obligation, 5.50%, 6/01/35	3,065	3,076,065
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	915	1,144,381
		6,069,315

Municipal Bonds	Par (000)	Value
Minnesota — 1.9%
Minnesota State Higher Education Facilities Authority, RB, College of St. Benedict, Series 7-M, 5.13%, 3/01/36	$275	$282,826
St. Paul Housing & Redevelopment Authority, RB, Nova Classical Academy, Series A, 6.63%, 9/01/42	500	521,915
Tobacco Securitization Authority Minnesota, Refunding RB, Tobacco Settlement, Series B, 5.25%, 3/01/31	3,500	3,786,650
		4,591,391
Mississippi — 0.9%
Warren County Mississippi, RB, Gulf Opportunity Zone Bonds (International Paper Company Project), Series A, AMT, 5.38%, 12/01/35	2,000	2,095,880
Missouri — 0.5%
City of Kansas City Missouri, Tax Allocation Bonds, Kansas City MainCor Project, Series A, 5.25%, 3/01/18	600	611,886
Kirkwood IDA Missouri, RB, Aberdeen Heights, Series A, 8.25%, 5/15/39	435	484,738
		1,096,624
Nevada — 0.0%
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (FGIC), 4.75%, 9/01/36	20	19,082
New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, Refunding RB:
Dartmouth-Hitchcock, 6.00%, 8/01/38	435	495,448
Havenwood-Heritage Heights, Series A, 5.40%, 1/01/30	500	469,535
		964,983
New Jersey — 6.4%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	750	741,382
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	925	933,501
Cigarette Tax, 5.75%, 6/15/29	1,100	1,212,057
Cigarette Tax, 5.75%, 6/15/34	535	589,613
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	1,380	1,396,808

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	4

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, RB (concluded):
Continental Airlines Inc. Project, AMT, 6.40%, 9/15/23	$2,000	$2,006,060
Kapkowski Road Landfill Project, Series 1998B-MB, AMT, 6.50%, 4/01/31	3,000	3,366,120
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 7.13%, 12/01/23	580	704,625
New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association, 6.63%, 7/01/36 (c)(d)	650	7
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health, Series A, 5.63%, 7/01/37	1,000	1,046,520
St. Joseph’s Healthcare System, 6.63%, 7/01/38	725	789,148
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	3,000	2,809,050
		15,594,891
New Mexico — 0.2%
City of Farmington New Mexico, Refunding RB, Arizona Public Service, Series A, 4.70%, 5/01/24	500	531,445
New York — 3.2%
Chautauqua County Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	1,615	1,718,489
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/32	500	441,720
New York City Industrial Development Agency, RB, AMT:
American Airlines Inc., JFK International Airport, 8.00%, 8/01/28 (a)(c)(d)	235	234,408
British Airways Plc Project, 7.63%, 12/01/32	1,500	1,524,195
JetBlue Airways Corp. Project, 5.13%, 5/15/30	1,750	1,534,662
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	375	413,370
Westchester County Industrial Development Agency New York, MRB, Kendal On Hudson Project, Series A, 6.38%, 1/01/24	1,500	1,507,500

Municipal Bonds	Par (000)	Value
New York (concluded)
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	$410	$452,054
		7,826,398
North Carolina — 1.9%
City of Charlotte North Carolina, Refunding RB, Charlotte-Douglas International Airport, Special Facilities Revenue, 5.60%, 7/01/27	1,180	1,032,004
North Carolina Medical Care Commission, RB, First Mortgage, Whitestone, Series A, 7.75%, 3/01/41	830	882,589
North Carolina Medical Care Commission, Refunding RB:
Carolina Village Project, 6.00%, 4/01/38	1,000	1,004,990
First Mortgage, Galloway Ridge Project, Series A, 6.00%, 1/01/39	1,520	1,574,082
		4,493,665
Ohio — 0.7%
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	1,720	1,724,455
Pennsylvania — 3.0%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	2,140	1,746,026
City of Philadelphia Pennsylvania, RB, Ninth Series, 5.25%, 8/01/40	1,000	1,026,400
Cumberland County Municipal Authority, RB, Diakon Lutheran, 6.38%, 1/01/39	2,335	2,482,502
Lancaster County Hospital Authority, Refunding RB, Brethren Village Project, Series A, 6.50%, 7/01/40	835	866,780
Pennsylvania Economic Development Financing Authority, RB, US Airways Group, Series A, 7.50%, 5/01/20	1,100	1,132,054
		7,253,762
Puerto Rico — 3.5%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A, 5.00%, 7/01/41 (e)	2,500	2,374,700
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.13%, 7/01/37	165	160,992
5.25%, 7/01/42	275	270,878
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	1,000	1,046,690

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	5

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Puerto Rico Public Finance Corp., RB, Series B, 5.50%, 8/01/31	$2,500	$2,582,750
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	750	872,280
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, First Sub-Series C, 6.61%, 8/01/38 (b)	5,000	1,084,000
		8,392,290
Tennessee — 0.6%
Tennessee Energy Acquisition Corp., RB, Series A, 5.25%, 9/01/26	1,250	1,369,837
Texas — 13.1%
Bexar County Health Facilities Development Corp., RB, Army Retirement Residence Project, 6.20%, 7/01/45	1,320	1,424,993
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	750	129,893
Central Texas Regional Mobility Authority, RB:
CAB, 7.48%, 1/01/28 (b)	3,000	1,237,710
CAB, 7.56%, 1/01/29 (b)	500	192,800
CAB, 7.65%, 1/01/30 (b)	1,330	478,680
CAB, 6.01%, 1/01/31 (b)	4,000	1,349,240
Senior Lien, 5.75%, 1/01/25	250	272,462
Senior Lien, 6.25%, 1/01/46	765	832,045
City of Houston Texas, RB, Special Facilities, Series E, AMT:
Continental Airlines, 6.75%, 7/01/21	630	637,459
Continental Airlines, 7.38%, 7/01/22	500	505,680
Continental Airlines Inc. Terminal Projects, 6.63%, 7/15/38	1,110	1,185,624
City of Houston Texas, Refunding RB, Senior Lien, Series A, 5.50%, 7/01/39	120	130,902
Clifton Higher Education Finance Corp., ERB, Idea Public Schools:
5.50%, 8/01/31	370	396,562
5.75%, 8/01/41	280	299,656
Danbury Higher Education Authority Inc., RB, A.W. Brown Fellowship Charter, Series A (ACA), 5.00%, 8/15/16 (f)	355	410,075
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., Series A:
6.50%, 5/15/31	1,000	1,144,150
6.88%, 5/15/41	205	238,723
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, 5.25%, 11/01/40	500	518,150

Municipal Bonds	Par (000)	Value
Texas (concluded)
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	$290	$328,880
North Texas Tollway Authority, RB:
CAB, Special Projects System, Series B, 7.55%, 9/01/37 (b)	725	165,634
Toll, Second Tier, Series F, 6.13%, 1/01/31	1,150	1,265,425
Red River Health Facilities Development Corp., RB, Eden Home, Inc. Project, 7.25%, 12/15/42	1,330	1,335,759
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A:
CC Young Memorial Home, 8.00%, 2/15/38	330	344,008
Senior Living Center Project, 8.25%, 11/15/44	800	842,304
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, Northwest Senior Housing, Edgemere Project, 6.00%, 11/15/36	1,500	1,514,925
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,320	2,678,649
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,740	1,982,678
Texas State Public Finance Authority, RB, Charter School Finance Corp., Cosmos Foundation, Series A, 5.38%, 2/15/37	600	600,990
Texas State Public Finance Authority, Refunding ERB, KIPP Inc., Series A (ACA):
5.00%, 2/15/28	680	685,039
5.00%, 2/15/36	2,000	2,005,200
Texas State Turnpike Authority, RB (AMBAC):
CAB, 6.00%, 8/15/30 (b)	5,200	1,746,888
CAB, 6.06%, 8/15/35 (b)	10,000	2,468,200
First Tier, Series A, 5.00%, 8/15/42	2,500	2,500,000
		31,849,383
Utah — 0.4%
Utah State Charter School Finance Authority, RB, Navigator Pointe
Academy, Series A, 5.63%, 7/15/40	1,000	966,290

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	6

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Vermont — 0.4%
Vermont EDA, Refunding MRB, Wake Robin Corp. Project, Series A (ACA), 6.30%, 3/01/33	$1,000	$987,360
Virginia — 2.4%
Albemarle County IDA, Refunding RB, Westminster-Canterbury, 5.00%, 1/01/31	500	492,190
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/11	220	220,121
Fairfax County EDA, Refunding RB, Goodwin House Inc.:
5.13%, 10/01/37	2,040	2,051,159
5.13%, 10/01/42	1,185	1,187,536
Lexington IDA, Refunding MRB, Kendal at Lexington, Series A, 5.38%, 1/01/28	210	204,009
Mosaic District Community Development Authority, RB, Special Assessment, Series A:
6.63%, 3/01/26	515	558,028
6.88%, 3/01/36	450	487,197
Watkins Centre Community Development Authority, RB, 5.40%, 3/01/20	650	664,917
		5,865,157
Washington — 1.6%
King County, Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	545	567,841
Tobacco Settlement Authority of Washington, RB, Asset-Backed, 6.50%, 6/01/26	2,265	2,358,771
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	730	855,341
		3,781,953
Wisconsin — 0.7%
Wisconsin Health & Educational Facilities Authority, RB, Wheaton Franciscan Healthcare, 5.25%, 8/15/34	1,565	1,575,219
Wisconsin Health & Educational Facilities Authority, Refunding RB, St. John’s Communities Inc., Series A:
7.25%, 9/15/29	75	82,502
7.63%, 9/15/39	145	161,157
		1,818,878
Total Municipal Bonds – 83.3%		202,421,680

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
California — 0.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	$480	$535,065
Colorado — 2.4%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	5,595	5,820,590
District of Columbia — 0.5%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	950	1,161,853
Florida — 1.6%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	3,500	3,794,273
Illinois — 2.6%
City of Chicago Illinois, RB, General Airport, Third Lien, Series A (NPFGC), 5.00%, 1/01/33	3,495	3,583,598
Illinois Finance Authority, RB, Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,480	2,769,863
		6,353,461
New York — 10.2%
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,720	1,923,675
New York City Municipal Water & Sewer Finance Authority, RB, Second General Resolution:
Series EE, 5.50%, 6/15/43	3,795	4,308,426
Series HH, 5.00%, 6/15/31	3,015	3,393,076
New York Liberty Development Corp., RB, World Trade Center Port Authority, 5.25%, 12/15/43	7,725	8,554,124
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	2,520	2,828,624
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	3,405	3,656,710
		24,664,635
Ohio — 1.9%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	2,200	2,328,568
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	2,010	2,185,170
		4,513,738

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	7

Schedule of Investments (continued)	BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
South Carolina — 0.7%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	$1,719	$1,807,192
Virginia — 1.1%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,501	2,677,392
Washington — 1.3%
CIty of Bellingham Washington, RB, Water & Sewer, 5.00%, 8/01/40	2,999	3,284,007
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	2,180	2,347,225
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 23.5%		56,959,431
Total Long-Term Investments (Cost – $245,639,230) – 106.8%		259,381,111

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.09% (h)(i)	16,270,752	16,270,752
Total Short-Term Securities (Cost – $16,270,752) – 6.7%		16,270,752
Total Investments (Cost - $261,909,982*) – 113.5%		275,651,863
Liabilities in Excess of Other Assets – (0.7)%		(1,754,284)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (12.8)%		(31,043,784)
Net Assets – 100.0%		$242,853,795

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2012, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$230,806,368
Gross unrealized appreciation	$17,723,681
Gross unrealized depreciation	(3,909,945)
Net unrealized appreciation	$13,813,736

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce, Fenner & Smith	$2,374,700	$10,600

(f)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2011	Net Activity	Shares Held at March 31, 2012	Income

FFI Institutional Tax-Exempt Fund	1,739,592	14,531,160	16,270,752	$791

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	8

Schedule of Investments (concluded)	BlackRock High Yield Municipal Fund

•	Financial futures contracts sold as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
110	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$14,243,281	$109,916

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$259,381,111	—	$259,381,111
Short-Term Securities	$16,270,752	—	—	16,270,752
Total	$16,270,752	$259,381,111	—	$275,651,863

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$109,916	—	—	$109,916

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$8,720	—	—	$8,720
Cash pledged as collateral for financial futures contracts	129,000			129,000
Liabilities:
TOB trust certificates	—	$(31,031,759)	—	(31,031,759)
Total	$137,720	$(31,031,759)	—	$(30,894,039)

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	9

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.0%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$15,500	$16,967,230
Birmingham Special Care Facilities Financing Authority, RB (AGC):
6.00%, 6/01/34	1,185	1,348,791
6.00%, 6/01/39	15,095	17,086,332
Courtland IDB Alabama, RB, International Paper Co. Projects, Series A, 6.25%, 11/01/33	2,590	2,827,166
Courtland IDB, Refunding RB, AMT:
Champion International Corp. Project, 6.00%, 8/01/29	195	196,482
International Paper Co., Series B, 6.25%, 8/01/25	750	781,755
Prattville Industrial Development Board, RB, Recovery Zone Facility Series C, 6.25%, 11/01/33	3,380	3,689,507
		42,897,263
Alaska — 0.2%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC):
6.00%, 9/01/28	2,000	2,367,180
6.00%, 9/01/32	5,250	6,086,063
		8,453,243
Arizona — 0.3%
Maricopa County & Phoenix Industrial Development Authorities, Refunding RB, S/F, Series A-2, AMT (Ginnie Mae), 5.80%, 7/01/40	1,710	1,762,993
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.75%, 7/01/29	3,100	2,124,337
Peoria Improvement District No. 8401 Arizona, Special Assessment Bonds, No. 8802, 7.20%, 1/01/13	510	519,129
Pima County IDA, IDRB, Tucson Electric Power, Series A, 6.38%, 9/01/29	4,065	4,173,414
Pinal County IDA Arizona, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	475,005
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	3,000	3,026,700
5.75%, 7/15/24	2,125	2,253,966
		14,335,544
California — 15.6%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare, Sharp Healthcare, 6.25%, 8/01/39	9,000	10,312,830

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, RB:
Catholic Healthcare West Series A, 6.00%, 7/01/34	$5,100	$5,346,483
Catholic Healthcare West, Series J, 5.63%, 7/01/32	10,000	10,776,100
Sutter Health, Series A, 5.25%, 11/15/46	21,000	21,933,240
California Health Facilities Financing Authority, Refunding RB:
Series A, 6.00%, 7/01/39	11,905	13,534,794
Series B, 6.00%, 8/15/42	21,340	24,646,633
Stanford Hospital Series A-3, 5.50%, 11/15/40	10,645	12,064,404
California State Public Works Board, RB, Various Capital Projects:
Sub-Series A-1, 6.00%, 3/01/35	13,625	15,409,194
Sub-Series I-1, 6.13%, 11/01/29	10,000	11,652,000
Sub-Series I-1, 6.38%, 11/01/34	11,680	13,483,392
Sub-Series I-1, 6.63%, 11/01/34	5,715	6,704,381
California Statewide Communities Development Authority, RB:
Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	9,880	10,350,288
Kaiser Permanente, Series B, 5.25%, 3/01/45	10,000	10,324,400
Sutter Health, Series A, 6.00%, 8/15/42	10,190	11,713,711
California Statewide Communities Development Authority, Refunding RB, Catholic Healthcare West:
Series B, 5.50%, 7/01/30	2,985	3,251,083
Series E, 5.50%, 7/01/31	1,920	2,091,149
Chula Vista Community Facilities District California, Special Tax Bonds, District No. 06-1, Eastlake-Woods, Improvement Area A, 6.15%, 9/01/26	3,215	3,261,489
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	5,850	6,672,159
City of Newport Beach California, RB, Hoag Memorial Hospital Presbyterian, 6.00%, 12/01/40	7,485	8,866,581
City of San Jose California, RB:
California Airport, Series A-1, AMT, 5.75%, 3/01/34	6,000	6,518,220
Convention Center Expansion & Renovation Project, 6.50%, 5/01/36	1,510	1,683,031

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
City of San Jose California, RB (concluded):
Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	$5,130	$5,682,193
City of San Jose California, Refunding RB, Series A, AMT (AMBAC), 5.50%, 3/01/32	6,325	6,603,933
County of Sacramento California, RB, Subordinated and Passenger Facility Charges/Grant, Series C:
6.00%, 7/01/39	16,745	18,658,786
6.00%, 7/01/41	13,230	14,734,251
Cucamonga Valley Water District, Refunding RB, 5.38%, 9/01/35	26,315	29,815,158
Desert California Community College District, GO, CAB, Election 2004, Series C (AGM), 5.90%, 8/01/46 (a)	50,000	6,927,500
East Bay Municipal Utility District, Refunding RB, Sub-Series A, 5.00%, 6/01/36	9,000	10,156,140
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	3,500	4,087,615
Los Angeles Department of Water & Power, RB, System, Series A, 5.25%, 7/01/39	40,000	45,011,200
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E:
6.00%, 9/01/34	4,540	5,065,323
6.00%, 9/01/39	9,450	10,646,181
Metropolitan Water District of Southern California, RB, Series A:
5.00%, 10/01/27	15,000	19,214,550
5.00%, 7/01/37	10,000	10,812,600
Modesto Irrigation District, COP, Capital Improvements, Series A, 6.00%, 10/01/39	11,705	13,031,879
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/35	10,000	10,981,000
Orange County Water District, COP:
Refunding, 5.00%, 8/15/39	15,000	16,379,400
Series B (NPFGC), 5.00%, 8/15/34	10,000	10,391,900
Poway Unified School District, GO, CAB, Election of 2008, Series B, 5.94%, 8/01/46 (a)	20,000	2,906,400
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	24,300	27,738,693
San Francisco City & County Airports Commission, Refunding RB, Second Series 34E, AMT (AGM):
5.75%, 5/01/21	8,220	9,555,092
5.75%, 5/01/23	17,000	19,393,600

Municipal Bonds	Par (000)	Value
California (concluded)
San Francisco City & County Redevelopment Agency, Special Tax Bonds, Community Facilities District No. 6-Mission, Series A:
6.00%, 8/01/21	$5,000	$5,026,600
6.00%, 8/01/25	2,550	2,560,073
San Francisco Uptown Parking Corp. California, RB, Union Square (NPFGC), 6.00%, 7/01/20	1,075	1,101,047
San Joaquin County Transportation Authority, RB, Limited Tax Measure K, Series A:
6.00%, 3/01/36	12,830	15,203,935
5.50%, 3/01/41	25,740	29,294,694
San Jose Financing Authority, RB, Civic Center Project, Series B (AMBAC), 5.00%, 6/01/32	9,060	9,114,088
San Juan Water District, COP, Series A, 6.00%, 2/01/39	10,000	11,351,600
State of California, GO, Various Purpose:
6.50%, 4/01/33	40,000	48,642,400
6.00%, 4/01/35	4,385	5,045,951
6.00%, 4/01/38	35,665	40,802,900
Tahoe-Truckee Unified School District, GO, School Facility Improvement District 2, Election of 2002, Series A (NPFGC), 5.25%, 8/01/29 (b)	2,535	2,701,575
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	19,355	22,222,443
University of California, RB, Series O, 5.75%, 5/15/34	1,450	1,672,865
		703,129,127
Colorado — 0.3%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	4,315	4,980,804
Colorado Housing & Finance Authority, RB, S/F Program, Senior Series B-3, 6.55%, 10/01/16	50	52,047
Colorado Housing & Finance Authority, Refunding RB, S/F Program:
Senior Series A-2, 7.50%, 4/01/31	90	90,796
Senior Series A-3, 7.35%, 10/01/30	40	41,920
Senior Series C-3 (FHA), 6.75%, 10/01/21	115	116,348
Senior Series C-3 (FHA), 7.15%, 10/01/30	35	35,628
Series B-2, AMT, 7.10%, 4/01/17	25	25,903
Series B-2, AMT, 7.25%, 10/01/31	305	313,134
Series C-2, AMT (FHA), 7.25%, 10/01/31	130	132,158

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	2

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Plaza Metropolitan District No. 1 Colorado, Tax Allocation Bonds, Public Improvement Fee, Tax Increment, Public Improvement Fee, Tax Increment:
8.00%, 12/01/25	$7,700	$7,945,784
Subordinate, 8.13%, 12/01/25	1,885	1,832,427
		15,566,949
Connecticut — 0.00%
Connecticut State Health & Educational Facility Authority, RB, Bridgeport Hospital, Series A (NPFGC), 6.63%, 7/01/18	1,000	1,007,610
Delaware — 0.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	15,500	16,684,975
District of Columbia — 1.0%
District of Columbia, RB, Series A, 5.50%, 12/01/30	20,530	24,629,020
District of Columbia Water & Sewer Authority, RB, Series A:
6.00%, 10/01/35	12,630	15,444,469
5.50%, 10/01/39	6,475	7,230,309
		47,303,798
Florida — 5.1%
Anthem Park Community Development District, Special Assessment Bonds, 5.80%, 5/01/36 (c)(d)	1,815	1,092,739
City of Tampa Florida, RB, Refunding (AGM), 6.00%, 10/01/16	1,455	1,770,590
County of Escambia Florida, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	7,500	8,186,775
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	9,300	10,961,910
Series B-1, 5.75%, 7/01/33	2,400	2,705,064
Series B-1, 6.00%, 7/01/38	30,000	33,979,200
County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (AGC):
5.50%, 10/01/26	7,000	7,461,090
5.50%, 10/01/27	5,495	5,845,416
County of Miami-Dade Florida, Refunding RB, Series C, 6.00%, 10/01/23	25,000	31,069,250
Fiddlers Creek Community Development District No. 2, Special Assessment Bonds, Series A, 6.38%, 5/01/35 (c)(d)	6,850	3,596,455

Municipal Bonds	Par (000)	Value
Florida (concluded)
Florida Housing Finance Corp., Refunding RB, AMT, Homeowner Mortgage, Series 1 (Ginnie Mae), 6.00%, 7/01/39	$2,910	$2,924,404
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	10,000	10,992,900
5.38%, 10/01/29	1,650	1,818,300
Harbor Bay Community Development District Florida, Special Assessment Bonds, Series A, 7.00%, 5/01/33	935	935,056
Highland Meadows Community Development District, Special Assessment Bonds, Series A, 5.50%, 5/01/36 (c)(d)	1,090	430,027
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	4,990	5,689,299
Hillsborough County IDA, RB, National Gypsum Co., AMT:
Series A, 7.13%, 4/01/30	6,000	5,594,760
Series B, 7.13%, 4/01/30	7,750	7,226,565
Jacksonville Electric Authority Florida, RB:
Scherer 4 Project, Series A, 6.00%, 10/01/37	11,225	12,224,474
Sub-Series A, 5.63%, 10/01/32	10,525	11,865,990
Sub-Series A, 5.50%, 10/01/39	10,000	10,361,700
Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	8,240	8,329,404
Lexington Oaks Community District, Special Assessment Bonds, Series A, 6.70%, 5/01/33 (b)	1,030	1,045,388
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	6,000	6,614,940
State of Florida, GO:
Cap Outlay 2007 Series H, 5.00%, 6/01/40	20,000	22,265,000
Series A, 5.75%, 7/01/28	3,890	4,437,012
Series A, 5.38%, 6/01/33	4,000	4,599,520
Series A, 5.50%, 6/01/38	4,790	5,513,865
Sterling Hill Community Development District, Special Assessment Bonds, Refunding, Series B, 5.50%, 11/01/10 (c)	160	112,067
Watergrass Community Development District, Special Assessment Bonds, Series B:
5.13%, 11/01/14	1,000	711,010
6.96%, 11/01/17	1,680	1,553,748
		231,913,918

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Georgia — 2.1%
City of Atlanta Georgia, Refunding RB, General, Series C, 6.00%, 1/01/30	$30,000	$35,735,100
DeKalb County Hospital Authority Georgia, RB, Dekalb Medical Center Inc. Project, 6.13%, 9/01/40	4,285	4,591,463
Forsyth County School District, GO, 6.70%, 7/01/12	230	233,303
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 6.00%, 2/15/22	2,250	2,244,847
Municipal Electric Authority of Georgia, RB, Series Y (AMBAC):
6.40%, 1/01/13	2,810	2,913,043
6.40%, 1/01/13 (b)	195	203,268
Municipal Electric Authority of Georgia, Refunding RB:
Project One, Sub-Series D, 6.00%, 1/01/23	10,000	11,704,500
Series EE (AMBAC), 7.00%, 1/01/25	20,000	27,323,800
Richmond County Development Authority, RB, Recovery Zone Facility, International Paper Co., Series B, 6.25%, 11/01/33	3,625	3,956,941
Rockdale County Development Authority, RB, Visy Paper Project, Series A, AMT, 6.13%, 1/01/34	5,000	5,119,200
		94,025,465
Illinois — 8.2%
Bolingbrook Special Service Area No. 1, Special Tax Bonds, Forest City Project, 5.90%, 3/01/27	1,000	873,130
Chicago Board of Education Illinois, Unlimited Tax, GO, Series A, 5.50%, 12/01/39	29,205	32,613,223
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	15,000	17,259,750
City of Chicago Illinois, ARB, General Third Lien, Series B-2, AMT:
(NPFGC), 6.00%, 1/01/27	17,690	18,898,935
(Syncora), 6.00%, 1/01/29	70,000	74,783,800
City of Chicago Illinois, RB:
General Third Lien, Series C, (AGM), 6.50%, 1/01/41	24,125	28,638,305
Series A (BHAC), 5.50%, 1/01/38	3,000	3,265,980
County of Cook Illinois, RB, Navistar International Corp. Project, Recovery Zone Facility, 6.50%, 10/15/40	8,500	9,144,810
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D, 6.50%, 11/01/38	6,920	7,947,205
Carle Foundation, Series A, 6.00%, 8/15/41	2,450	2,669,716

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB (concluded):
Carle Foundation, Series A (AGM), 6.00%, 8/15/41	$3,675	$4,104,534
Community Rehabilitation, 6.50%, 7/01/22 (b)	1,730	1,774,911
Community Rehabilitation Providers Facilities, Series A, 6.50%, 7/01/22	1,410	1,285,723
DePaul University, Series A, 6.13%, 10/01/40	11,660	13,309,424
Navistar International, Recovery Zone, 6.50%, 10/15/40	11,100	11,942,046
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	29,530	33,734,186
Northwestern Memorial Hospital, Series B, 6.00%, 8/15/39	1,200	1,260,192
Roosevelt University Project, 6.50%, 4/01/39	8,000	8,638,240
Rush University Medical Center Obligation Group, Series A, 7.25%, 11/01/30	6,900	8,482,929
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/30	5,280	6,491,285
Rush University Medical Center, Series C, 6.38%, 11/01/29	2,860	3,290,630
University of Chicago, Series B, 6.25%, 7/01/38	25,000	29,869,250
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	4,200	4,559,940
OSF Healthcare System, System A, 7.00%, 11/15/27	3,335	3,748,306
OSF Healthcare System, System A, 7.13%, 11/15/35	1,870	2,076,747
OSF Healthcare System, System A, 6.00%, 5/15/39	10,150	11,292,687
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	13,765	15,411,156
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	10,000	10,008,700
Village of Wheeling Illinois, Tax Allocation Bonds, North Milwaukee/Lake-Cook TIF Project, 6.00%, 1/01/25	1,440	1,402,344
		368,778,084
Indiana — 2.2%
Indiana Finance Authority, RB, Trinity Health, Series A, 5.63%, 12/01/38	12,000	13,267,920

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	4

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, Refunding RB:
Duke Energy Indiana Project, Series B, 6.00%, 8/01/39	$11,000	$12,566,290
Improvement, U.S. Steel Corp., 6.00%, 12/01/26	12,715	13,010,115
Parkview Health System, Series A, 5.75%, 5/01/31	1,520	1,670,860
Indiana Municipal Power Agency, RB, Series B:
5.75%, 1/01/34	700	745,969
6.00%, 1/01/39	17,620	20,020,901
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 1/01/38	21,900	24,180,009
5.75%, 1/01/38	12,800	14,233,216
		99,695,280
Iowa — 0.7%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	5,600	6,097,616
Iowa Student Loan Liquidity Corp., RB, AMT, Senior, Series A-2:
5.40%, 12/01/24	15,000	16,418,100
5.50%, 12/01/25	10,000	10,955,100
		33,470,816
Kansas — 0.00%
Sedgwick & Shawnee Counties Kansas, RB, Mortgage-Backed Securities, Series A1, AMT (Ginnie Mae), 6.95%, 6/01/29	570	575,666
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	21,200	23,937,132
Kentucky State Property & Building Commission, Refunding RB, 5.50%, 11/01/28	2,650	2,985,808
		26,922,940
Louisiana — 0.9%
Louisiana HFA, RB, S/F, Series D-2, AMT (Ginnie Mae), 5.80%, 6/01/20	105	107,570
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp.:
Projects, 6.75%, 11/01/32	5,000	5,486,900
Series A, 6.50%, 8/01/29	11,070	12,528,251
Series A-1, 6.50%, 11/01/35	16,835	18,791,059

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
New Orleans Aviation Board Louisiana, Refunding RB, GARB Restructuring, (AGC), 6.00%, 1/01/23	$1,370	$1,609,408
		38,523,188
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center:
7.50%, 7/01/32	12,365	14,225,314
6.95%, 7/01/41	2,130	2,341,658
		16,566,972
Maryland — 0.3%
Maryland Community Development Administration, HRB, Series B, AMT, 6.15%, 1/01/21	445	445,832
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System, Series B (NPFGC), 7.00%, 7/01/22	4,400	5,325,848
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	6,000	6,610,800
		12,382,480
Massachusetts — 2.5%
Massachusetts Development Finance Agency, RB:
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	1,375	1,537,264
Harvard University, Series B-1, 5.00%, 10/15/40	32,000	35,994,560
Linden Ponds Inc. Facility, Series A-1, 6.25%, 11/15/39	705	515,729
Linden Ponds Inc. Facility, Series A-2, 5.50%, 11/15/46	38	22,992
Linden Ponds Inc. Facility, Series B, 0.00%, 11/15/56 (a)	187	983
Massachusetts Housing Finance Agency, RB:
Rental Mortgage, Series C, AMT (AGM), 5.60%, 1/01/45	4,000	4,006,920
Series B, 7.00%, 12/01/38	4,585	5,162,848
Massachusetts School Building Authority, RB:
Senior Series B, 5.00%, 10/15/35	37,500	42,223,500
Series A (AGM), 5.00%, 8/15/30	5,000	5,538,900
Series B, 5.00%, 10/15/41	15,000	16,593,600
		111,597,296

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	5

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 1.5%
City of Detroit Michigan, RB, Second Lien, Water Supply System, Series B (AGM), 6.25%, 7/01/36	$1,190	$1,357,838
Eastern Michigan University, Refunding RB, General (AMBAC), 6.00%, 6/01/24	415	416,569
Lansing Board of Water & Light, RB, Series A, 5.50%, 7/01/41	6,485	7,408,529
Michigan State Building Authority, Refunding RB, Facilities Program, Series I:
6.00%, 10/15/38	12,230	13,797,886
6.25%, 10/15/38	7,500	8,571,600
Michigan State HDA, RB, Series C, 5.50%, 12/01/28	1,800	1,880,478
Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, AMT (Synora), 5.50%, 6/01/30	7,345	7,420,139
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
8.25%, 9/01/39	18,130	22,675,010
Series W, 6.00%, 8/01/39	5,095	5,574,337
		69,102,386
Minnesota — 0.6%
City of Eden Prairie Minnesota, RB, Rolling Hills Project, Series A (Ginnie Mae), 6.15%, 8/20/31	1,000	1,051,430
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services:
Series A, 6.75%, 11/15/32	5,870	6,823,229
Series B (AGC), 6.50%, 11/15/38	14,840	17,289,342
Ramsey County Housing & Redevelopment Authority Minnesota, RB, Hanover Townhouses Project, AMT, 6.00%, 7/01/31	1,110	1,111,077
		26,275,078
Mississippi — 0.1%
County of Warren Mississippi, Refunding RB, International Paper Co. Project, Series B, AMT, 6.75%, 8/01/21	1,700	1,702,618
Harrison County Wastewater Management District, Refunding RB, Wastewater Treatment Facilities, Series A (FGIC), 8.50%, 2/01/13 (b)	715	761,196
		2,463,814
Missouri — 0.1%
City of Fenton Missouri, Tax Allocation Bonds, Refunding, Gravois Bluffs Redevelopment Project, 5.00%, 4/01/14	1,000	1,060,090

Municipal Bonds	Par (000)	Value
Missouri (concluded)
City of St. Louis Missouri, RB, Lambert- St. Louis International, Series A-1, 6.25%, 7/01/29	$1,175	$1,324,954
Kansas City Industrial Development Authority, Refunding RB, Downtown Redevelopment District, Series A, 5.50%, 9/01/29	2,000	2,261,960
		4,647,004
Nevada — 2.7%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	12,925	14,812,825
City of Reno Nevada, Special Assessment Bonds, Somerset Parkway, 6.63%, 12/01/22	1,600	1,595,584
Clark County Water Reclamation District, GO, Series B:
5.75%, 7/01/34	3,125	3,632,594
5.75%, 7/01/38	32,685	37,515,516
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	51,700	57,204,499
Nevada Housing Division, RB, Multi-Unit Housing, Series A, AMT (Freddie Mac), 6.30%, 4/01/32	4,950	4,956,089
		119,717,107
New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth Hitchcock, 6.00%, 8/01/38	15,810	18,006,958
New Jersey — 4.0%
Cape May County Industrial Pollution Control Financing Authority, Refunding RB, Atlantic City Electric Co., Series A (NPFGC), 6.80%, 3/01/21	5,000	6,467,550
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM):
5.80%, 11/01/21	3,125	3,629,594
5.80%, 11/01/22	8,310	9,651,816
5.80%, 11/01/23	4,340	5,069,120
Monmouth County Improvement Authority, RB, Brookdale Community College Project, 6.00%, 8/01/38	3,600	4,421,628
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	2,530	2,787,731
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	26,500	28,530,165
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	8,250	9,148,012

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	6

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B:
7.13%, 12/01/23	$2,870	$3,486,677
7.50%, 12/01/32	9,200	11,036,780
New Jersey Health Care Facilities Financing Authority, RB, AHS Hospital Corp., 6.00%, 7/01/41	23,710	27,504,785
New Jersey Higher Education Student Assistance Authority, RB, Series 1, AMT:
5.50%, 12/01/25	950	1,045,114
5.75%, 12/01/27	500	549,850
5.75%, 12/01/28	450	491,832
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA:
6.38%, 10/01/28	1,815	1,998,950
6.50%, 10/01/38	2,520	2,710,336
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, Series B (AGM), 6.25%, 11/01/26	640	645,504
New Jersey State Turnpike Authority, RB, Series C (AGM), 5.00%, 1/01/30	13,500	14,708,115
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A:
5.13%, 6/15/28	5,000	5,617,850
5.13%, 6/15/29	12,615	14,100,290
5.25%, 6/15/36	19,510	21,577,865
5.88%, 12/15/38	4,255	4,810,873
		179,990,437
New Mexico — 0.00%
County of Santa Fe New Mexico, RB (AGM), 6.00%, 2/01/27	250	307,080
New Mexico Mortgage Finance Authority, RB, S/F Mortgage Program, Series D, AMT (Fannie Mae), 6.15%, 7/01/35	1,280	1,362,099
		1,669,179
New York — 6.4%
City of New York New York, GO:
Series C (Syncora), 5.63%, 3/15/18	5	5,007
Series E-1, 6.25%, 10/15/28	10,100	12,062,935
City of Niagara Falls New York, GO, Public Improvement (NPFGC), 6.90%, 3/01/24	5	5,011
Long Island Power Authority, Refunding RB, 6.00%, 5/01/33	49,775	57,759,906
Long Island Power Authority, Refunding RB, General, Series A:
5.70%, 4/01/30	4,510	5,174,549
6.25%, 4/01/33	2,210	2,607,866
Metropolitan Transportation Authority, RB, Series 2008C, 6.50%, 11/15/28	21,870	26,603,105

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Housing Development Corp., RB, Series M:
6.50%, 11/01/28	$4,300	$4,816,473
6.88%, 11/01/38	7,785	8,715,463
New York City Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series C-1, 6.00%, 7/01/12	530	530,551
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	17,250	19,997,580
New York State Dormitory Authority, RB, Columbia University, 5.00%, 10/01/41	44,115	49,658,932
New York State Dormitory Authority, Refunding RB, State University Educational Facilities, Series A, 7.50%, 5/15/13	3,000	3,233,220
New York State Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water Project, Series K, 5.00%, 6/15/28	30,000	30,263,100
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	10,000	11,003,000
New York State Urban Development Corp., Series A-1 (NPFGC), 5.25%, 3/15/34	10,050	10,443,759
Port Authority of New York & New Jersey, RB, Consolidated, GO, 152nd Series, 5.75%, 11/01/30	3,250	3,691,480
Sales Tax Asset Receivable Corp., RB, Series A:
(AMBAC), 5.00%, 10/15/32	13,000	14,124,370
(NPFGC), 5.00%, 10/15/20	10,000	11,047,400
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	3,150	3,536,001
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A:
6.50%, 1/01/13 (b)	8,095	8,475,222
6.38%, 1/01/24	2,500	2,512,500
Westchester County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series E-1, 6.00%, 7/01/12	150	150,156
		286,417,586
North Carolina — 0.3%
Columbus County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, International Paper Co. Projects, Series B, 6.25%, 11/01/33	3,000	3,274,710
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	4,230	4,672,669

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	7

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Medical Care Commission, RB, First Health Carolinas Project, Series A, 6.13%, 10/01/39	$775	$816,494
North Carolina Medical Care Commission, RB, First Mortgage (b):
Forest at Duke Project, 6.38%, 9/01/32	1,000	1,025,760
Givens Estates Project, Series A, 6.50%, 7/01/13	2,500	2,719,225
		12,508,858
North Dakota — 0.00%
North Dakota State HFA, RB, Housing Finance Program, Series C, AMT (AMBAC), 5.30%, 7/01/22	1,635	1,678,442
Ohio — 0.7%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A:
5.75%, 11/15/31	500	581,905
6.50%, 11/15/37	12,035	14,536,114
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.50%, 5/01/34	10,000	11,040,500
Lucas County, RB, Promedica Healthcare, Obligated Group, Series A, 6.00%, 11/15/41	400	464,760
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%, 1/01/39	4,000	4,349,280
		30,972,559
Oregon — 0.00%
City of Portland Oregon, HRB, Lovejoy Station Apartments Project, AMT (NPFGC), 5.90%, 7/01/23	475	475,717
Pennsylvania — 1.8%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	5,830	4,756,697
Allegheny County Industrial Development Authority, RB:
Environmental Improvement, 6.75%, 11/01/24	5,785	6,270,014
Environmental Improvement, 6.88%, 5/01/30	5,000	5,392,500
U.S. Steel Corp. Project, 6.75%, 12/01/27	5,000	5,401,050
City of Philadelphia Pennsylvania, RB, 12th Series B (NPFGC), 7.00%, 5/15/20 (b)	4,310	5,336,168
Cumberland County Municipal Authority, RB, Diakon Lutheran, 6.38%, 1/01/39	10,575	11,243,023

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Cumberland County Municipal Authority, Refunding RB, Diakon Lutheran, 6.50%, 1/01/39	$2,245	$2,291,180
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A:
6.00%, 6/01/29	12,235	13,332,479
6.00%, 6/01/36	2,785	3,036,597
Delaware County IDA Pennsylvania, Refunding RB, Resource Recovery Facility, Series A, 6.10%, 7/01/13	3,545	3,558,152
Lancaster County Hospital Authority, RB, Brethren Village Project, Series A, 6.25%, 7/01/26	1,160	1,212,803
Pennsylvania Economic Development Financing Authority, RB:
Allegheny Energy Supply Co., 7.00%, 7/15/39	12,000	13,781,880
American Water Co. Project, 6.20%, 4/01/39	3,475	3,992,775
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor License Fund, 6.00%, 12/01/36	950	1,131,707
Philadelphia Authority for Industrial Development, RB, Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,266,505
		82,003,530
Puerto Rico — 1.6%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A, 6.13%, 11/15/25	4,000	4,015,200
Puerto Rico Sales Tax Financing Corp., RB:
First Sub-Series A, 6.38%, 8/01/39	22,100	25,543,843
First Sub-Series A, 6.50%, 8/01/44	30,125	35,036,580
Senior Series C, 6.18%, 8/01/39 (a)	35,000	7,733,600
		72,329,223
Rhode Island — 0.3%
Rhode Island Health & Educational Building Corp., Refunding RB, Public Schools Financing Program, Series E (AGC), 6.00%, 5/15/29	13,320	14,912,939
South Carolina — 0.4%
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	3,000	3,120,600
Medical University Hospital Authority, Refunding RB, Series A (b):
6.50%, 8/15/12	2,450	2,507,967

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	8

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina (concluded)
Medical University Hospital Authority, Refunding RB, Series A (b) (concluded):
6.38%, 8/15/27	$5,400	$5,525,226
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A:
6.25%, 8/01/34	1,195	1,383,511
(AGM), 6.50%, 8/01/39	2,390	2,778,662
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	2,300	2,574,390
		17,890,356
Tennessee — 0.2%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, Methodist Healthcare, 6.50%, 9/01/26 (b)	7,300	7,493,085
Texas — 9.4%
Bexar County Health Facilities Development Corp. Texas, Refunding RB, Army Retirement Residence Project, AMT, 6.30%, 7/01/32 (b)	1,750	1,793,715
Brazos River Harbor Navigation District, Refunding RB, Dow Chemical Co. Project, Series A7, 6.63%, 5/15/33	7,040	7,123,987
City of Houston Texas, ARB (AGM), Subordinate Lien, Series B, 5.00%, 7/01/32	11,980	12,016,060
City of Houston Texas, RB, Subordinate Lien, Series A, AMT (AGM), 5.63%, 7/01/30	290	291,395
City of Houston Texas, Refunding RB, Combined First Lien, Series A (AGC), 6.00%, 11/15/35	32,350	38,510,087
County of Harris Texas, Refunding RB, Toll Road, Senior Lien (AGM), 5.00%, 8/15/30	10,000	10,129,600
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series A, AMT (NPFGC):
6.00%, 11/01/24	9,220	9,263,150
6.00%, 11/01/28	9,480	9,517,446
Frisco Independent School District Texas, Unlimited Tax School Building Refunding Bonds, 5.00%, 8/15/40	30,390	33,825,589
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	4,025	4,066,256
Harris County Flood Control District, GO, Refunding, Series A, 5.00%, 10/01/31 (e)	17,275	19,299,112

Municipal Bonds	Par (000)	Value
Texas (continued)
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B:
7.13%, 12/01/31	$1,500	$1,787,400
7.25%, 12/01/35	4,450	5,280,370
Lake Travis Independent School District, GO, Sch Bldg (PSF-GTD), 5.00%, 2/15/42	10,000	11,063,100
Lamar Texas Consolidated Independent School District, GO, Refunding, Refunding School House, Series A, 5.00%, 2/15/41	6,265	6,999,258
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	9,775	11,085,534
North Texas Tollway Authority, RB:
Second Tier, Series F, 6.13%, 1/01/31	25,615	28,185,978
Special Projects System, Series A, 6.00%, 9/01/41	4,815	5,701,490
System, First Tier, Series K-2 (AGC), 6.00%, 1/01/38	2,225	2,497,095
North Texas Tollway Authority, Refunding RB, System, First Tier:
6.00%, 1/01/34	11,490	13,144,790
5.75%, 1/01/40	9,870	10,617,850
Series A, 6.00%, 1/01/28	1,000	1,136,900
Series B (NPFGC), 5.75%, 1/01/40	7,700	8,283,429
Port of Bay City Authority Texas, RB, Hoechst Celanese Corp. Project, AMT, 6.50%, 5/01/26	4,000	4,000,360
State of Texas, GO, Series C (e):
5.00%, 8/01/30	6,750	7,747,110
5.00%, 8/01/31	6,540	7,477,640
State of Texas, GO, Refunding, Water Financial Assistance, 5.75%, 8/01/22	3,445	3,459,710
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	50,000	56,978,000
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/26	2,200	2,252,316
Texas Department of Housing & Community Affairs, MRB, Series A, AMT (NPFGC):
5.45%, 9/01/23	1,705	1,706,893
5.50%, 3/01/26	2,220	2,221,931

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	9

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	$24,915	$28,766,610
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	24,815	28,275,948
University of Texas System, Refunding RB, Refunding Financing System Series B, 5.00%, 8/15/43	24,415	27,464,189
		421,970,298
Utah — 0.00%
City of Salt Lake City Utah, RB, Refunding IHC Hospital Inc., Series A, 8.13%, 5/15/15 (b)	35	38,261
Washington — 2.5%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series A, AMT (AMBAC), 5.45%, 7/01/37 (b)	10,710	10,840,555
County of King WA Sewer Revenue, RB, Refunding, 5.00%, 1/01/45	31,455	34,221,782
Seattle Housing Authority Washington, HRB, Replacement Housing Projects, 6.13%, 12/01/32	4,260	4,262,471
Seattle Housing Authority Washington, RB, Newholly Project, AMT, 6.25%, 12/01/35	2,750	2,518,752
University of Washington, Refunding, RB, Series A, 5.00%, 7/01/41	25,000	28,000,000
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Series B (AGC), 6.00%, 8/15/39	2,000	2,246,940
Swedish Health Services, Series A, 6.75%, 11/15/41	17,500	20,504,750
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	10,000	11,608,700
		114,203,950
Wisconsin — 0.6%
City of Superior Wisconsin, Refunding RB, Midwest Energy Resources, Series E (NPFGC), 6.90%, 8/01/21	7,000	8,932,490
State of Wisconsin, Refunding RB, Series A, 6.00%, 5/01/36	13,000	15,255,110
Wisconsin Health & Educational Facilities Authority, RB, SynergyHealth Inc., 6.00%, 11/15/23	4,755	4,915,529

Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Housing & EDA, RB, Series C, AMT, 6.00%, 9/01/36	$175	$186,585
		29,289,714
Total Municipal Bonds – 75.4%		3,397,887,095

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Arizona — 3.9%
City of Mesa Arizona, RB, 5.00%, 7/01/35	30,000	32,931,900
Salt River Project Agricultural Improvement & Power District, RB, Series A:
5.00%, 1/01/37	82,990	86,466,745
5.00%, 1/01/38	39,015	41,515,388
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/35	13,700	14,770,244
		175,684,277
Arkansas — 0.5%
University of Arkansas, RB, Various Facilities, UAMS Campus (NPFGC), 5.00%, 3/01/36	21,290	22,489,479
California — 5.0%
Anaheim Public Financing Authority, RB, Distribution System, Second Lien (BHAC), 5.25%, 7/01/34	10,995	11,378,895
County of Orange California, RB, Series B, 5.25%, 7/01/34	13,045	14,079,012
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	27,500	29,387,600
Metropolitan Water District of Southern California, RB, Series A:
5.00%, 1/01/39	10,000	10,838,300
(AGM), 5.00%, 7/01/30	6,827	7,490,429
Metropolitan Water District of Southern California, Refunding RB:
Series B, 5.00%, 7/01/35	13,168	14,448,571
Series C, 5.00%, 7/01/35	13,375	14,812,075
San Diego Community College District California, GO (AGM):
Election of 2002, 5.00%, 5/01/30	20,000	22,752,600
Election of 2006, 5.00%, 8/01/32	18,000	19,632,420
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,500	4,874,670

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	10

Schedule of Investments (continued)	BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
California (concluded)
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.38%, 8/01/34	$15,000	$17,107,050
San Francisco City & County Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	23,000	25,364,170
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/35	10,055	10,829,855
University of California, RB, Series O, 5.25%, 5/15/39	20,695	22,864,350
		225,859,997
Colorado — 0.00%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,580	1,745,196
Florida — 3.0%
City of Tallahassee Florida (NPFGC), 5.00%, 10/01/37	10,000	10,560,300
Florida State Board of Education, GO:
Capital Outlay 2008, Series E, 5.00%, 6/01/37	39,730	44,379,602
Series 2006C, 5.00%, 6/01/37	65,545	70,550,383
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	6,300	7,102,683
Orange County School Board, COP, Series A (NPFGC), 5.00%, 8/01/30	2,000	2,118,680
		134,711,648
Illinois — 0.5%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	5,000	5,409,700
Illinois Finance Authority, RB, Carle Foundation, Series A (AGM), 6.00%, 8/15/41	15,600	17,423,328
		22,833,028
Indiana — 2.3%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	31,460	33,564,674
Indianapolis Local Public Improvement Bond Bank, RB, PILOT Infrastructure Project F (AGM), 5.00%, 1/01/40	7,000	7,520,170
Indianapolis Local Public Improvement Bond Bank, Refunding RB:
PILOT, Infrastructure Project, Series F (AGM), 5.00%, 1/01/35	23,550	25,430,938
Waterworks Project, Series A (AGC), 5.50%, 1/01/38	34,125	37,677,592
		104,193,374
Louisiana — 0.3%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/31	11,950	13,063,979

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Massachusetts — 1.1%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	$15,000	$16,616,700
Massachusetts State School Building Authority, RB:
Dedicated Sales Tax, Series A, 5.00%, 8/15/37	10,000	10,767,200
Senior, Series B, 5.00%, 10/15/41	20,000	22,124,800
		49,508,700
Nebraska — 0.2%
Omaha Public Power District, RB, Series A, 5.00%, 2/01/43	10,000	10,758,800
New York — 0.6%
New York City Municipal Water Finance Authority, Refunding RB, Series A, 5.13%, 6/15/34	8,935	9,012,016
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	2,010	2,330,153
Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	13,931	15,314,238
		26,656,407
Ohio — 0.5%
County of Hamilton Ohio, Refunding RB, Sub-Series A (AGM), 5.00%, 12/01/32	20,000	21,228,000
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	1,000	1,098,480
		22,326,480
Pennsylvania — 0.5%
Pennsylvania HFA, Refunding RB, Series 105C, 5.00%, 10/01/39	19,460	20,192,669
Texas — 3.2%
City of Houston Texas, Refunding RB, Combined, First Lien, Series A:
(AGC), 5.38%, 11/15/38	26,160	29,474,211
(NPFGC), 5.13%, 5/15/28	20,000	21,482,400
City of San Antonio Texas, Refunding RB:
5.00%, 2/01/17	220	240,255
5.00%, 2/01/32	28,990	31,659,109
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	10,000	11,174,500
Dallas Area Rapid Transit, Refunding RB, Senior Lien (AMBAC), 5.00%, 12/01/36	27,860	30,314,645
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	8,500	9,429,815

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	11

Schedule of Investments (continued)	BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
Texas (concluded)
Harris County Flood Control District, RB, Refunding Contract Tax, Series A, 5.00%, 10/01/39	$10,000	$11,040,800
		144,815,735
Washington — 0.8%
Central Puget Sound Regional Transit Authority, RB, Series A:
5.00%, 11/01/34	8,500	9,150,505
5.00%, 11/01/36	15,715	16,835,279
State of Washington, GO, Series D (AGM), 5.00%, 1/01/28	10,000	11,214,000
		37,199,784
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 22.4%		1,012,039,553

US Government Sponsored Agency Securities – 0.0%
Ginnie Mae MBS Certificates, 6.00%, 11/15/31	1	1,499
Total Long-Term Investments (Cost – $4,084,979,991) – 97.8%		4,409,928,147

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	519,971,144	519,971,144
Total Short-Term Securities (Cost – $519,971,144) – 11.5%		519,971,144
Total Investments (Cost - $4,604,951,135*) – 109.3%		4,929,899,291
Other Assets Less Liabilities – 1.0%		46,614,813
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (10.3)%		(467,141,863)
Net Assets – 100.0%		$4,509,372,241

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	$4,137,628,964
Gross unrealized appreciation	$335,922,884
Gross unrealized depreciation	(10,588,332)
Net unrealized appreciation	$325,334,552

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$19,299,112	$6,737
Morgan Stanley Inc.	$15,224,750	$(6,445)

(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2011	Net Activity	Shares Held at March 31, 2012	Income
FFI Institutional Tax-Exempt Fund	389,796,373	130,174,771	519,971,144	$10,561

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	12

Schedule of Investments (concluded)	BlackRock National Municipal Fund

Syncora	Syncora Guarantee

•	Financial futures contracts sold as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
1,500	10-Year US Treasury Note	Chicago Board of Trade	June 2012	$194,226,563	$2,158,822

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$4,409,928,147	—	$4,409,928,147
Short-Term Securities	$519,971,144	—	—	519,971,144

Total	$519,971,144	$4,409,928,147	—	$4,929,899,291

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest Rate Contracts	$2,158,822	—	—	$2,158,822

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Trust’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$1,980,000	—	—	$1,980,000
Liabilities:
Bank Overdraft	(293)			(293)
TOB trust certificates.	—	$(466,935,775)	—	(466,935,775)
Total	$1,979,707	$(466,935,775)	—	$(464,956,068)

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	13

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.5%
Alabama 21st Century Authority, RB, Series A, 4.00%, 6/01/15	$2,000	$2,161,280
Mobile Industrial Development Board, RB, Alabama Power Co. Barry Project, Series B, Mandatory Put Bonds, 4.88%, 3/19/13 (a)	3,270	3,400,440
		5,561,720
Arizona — 1.3%
Arizona State Transportation Board, RB, Maricopa County Regional Area Road, 5.00%, 7/01/12	3,250	3,289,552
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, 4.00%, 7/01/14	5,000	5,400,900
Yavapai County IDA, RB, Waste Management Inc. Project, Series A-2, Mandatory Put Bonds, AMT, 2.88%, 3/01/13 (a)	5,000	5,083,950
		13,774,402
California — 11.9%
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series C, Mandatory Put Bonds, 5.00%, 7/02/12 (a)	2,300	2,326,312
California Pollution Control Financing Authority, RB, Waste Mgmt Inc. Project, Series A-1, Mandatory Put Bonds, 1.88%, 4/01/15 (a)	5,000	5,000,000
California State Department of Water Resources, Refunding RB:
Series L, 5.00%, 5/01/12	10,000	10,041,900
Series M, 3.00%, 5/01/13	3,095	3,188,036
Series M, 5.00%, 5/01/14	35,000	38,300,500
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/13	5,150	5,383,140
Kaiser Permanente, Series A, 5.00%, 4/01/14	1,000	1,081,510
Proposition 1A Receivables Program, 5.00%, 6/15/13	33,730	35,560,190
City of Long Beach California, Refunding RB, Series B, AMT (NPFGC), 5.50%, 5/15/14	5,215	5,695,927
Los Angeles Unified School District California, GO, Election of 2004, Series H (AGM), 4.50%, 7/01/12	6,000	6,065,940
Los Angeles Unified School District California, GO, Refunding, Series A-1, 5.00%, 7/01/15	6,000	6,815,760
State of California, GO, Various Purpose, 5.00%, 10/01/14	2,565	2,831,427
State of California Economic Recovery, GO, Series A (NPFGC), 5.00%, 7/01/15	3,805	4,178,118
		126,468,760

Municipal Bonds	Par (000)	Value
Colorado — 0.8%
City & County of Denver Colorado, RB, Series A, AMT, 3.00%, 11/15/12	$3,000	$3,050,490
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series B, Mandatory Put Bonds, 5.00%, 11/08/12 (a)	5,000	5,142,900
		8,193,390
Connecticut — 4.5%
Connecticut Municipal Electric Energy Cooperative, Refunding RB, Series A (AGC), 5.00%, 1/01/14	2,115	2,279,314
Connecticut State Development Authority, RB, CT Light & Pwr Co., Series A, Mandatory Put Bonds, 1.55%, 4/01/15 (a)	7,200	7,206,264
Connecticut State Development Authority, Refunding RB, Pollution Control, Series B, Mandatory Put Bonds, 1.25%, 9/03/13 (a)	10,000	10,070,300
State of Connecticut, GO, Economic Recovery, Series A:
5.00%, 1/01/13	11,500	11,914,920
5.00%, 1/01/14	7,280	7,862,983
State of Connecticut, RB, Transportation Infrastructure, Series A, 5.00%, 11/01/14	2,700	3,014,226
State of Connecticut, Special Tax Bonds, Transportation Infrastructure, Series A, 5.00%, 11/01/13	5,000	5,372,400
		47,720,407
Delaware — 1.4%
State of Delaware, GO, Refunding, Series 2009C, 5.00%, 10/01/13	7,700	8,248,856
University of Delaware, RB, Series A, Mandatory Put Bonds, 0.85%, 6/04/13 (a)	7,000	7,050,680
		15,299,536
District of Columbia — 0.5%
Metropolitan Washington Airports Authority, RB, Series A, AMT (NPFGC), 5.25%, 10/01/13	5,000	5,351,200
Florida — 5.2%
Florida State Board of Education, GO, Refunding:
Public Education, Series C, 5.00%, 6/01/12	5,000	5,040,850
Series A, 5.00%, 1/01/14	12,820	13,855,984
Series A, 5.00%, 1/01/15	7,395	8,292,753
Florida State Department of Environmental Protection, RB:
Florida Forever, Series A, 5.00%, 7/01/13	4,675	4,939,185
Florida Forever, Series D, 5.00%, 7/01/13	3,620	3,823,625

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	1

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Florida State Department of Environmental Protection, Refunding RB, Series C, 4.00%, 7/01/12	$8,500	$8,581,855
Florida State Department of Transportation, Refunding RB, Series A, 5.00%, 7/01/12	4,575	4,630,220
Highlands County Health Facilities Authority, RB, Hospital, Adventist Health System/Sunbelt, Mandatory Put Bonds, 3.95%, 9/01/12 (a)	6,000	6,087,060
		55,251,532
Georgia — 0.5%
De Kalb County School District, GO, 5.00%, 2/01/13	5,000	5,195,100
Hawaii — 0.9%
State of Hawaii, Refunding RB, AMT:
5.00%, 7/01/14	5,000	5,444,450
Series B, 5.00%, 7/01/13	4,000	4,225,840
		9,670,290
Idaho — 0.9%
Idaho Housing & Finance Association, RB, Unemployment Compensation, 5.00%, 8/15/14	8,585	9,452,686
Illinois — 4.4%
City of Chicago Illinois, RB, O’Hare International Airport, General, Third Lien, Series A, 5.00%, 1/01/13	12,355	12,753,943
Illinois Finance Authority, RB, University of Chicago, Series B, 5.00%, 7/01/13	2,000	2,115,880
Railsplitter Tobacco Settlement Authority, RB, 4.00%, 6/01/13	12,690	13,125,394
Regional Transit Authority, Refunding RB, ERS, VRDN, Series B, 0.75%, 6/01/25 (a)	18,800	18,800,000
		46,795,217
Indiana — 1.0%
City of Whiting, RB, BP Products North America, Inc., Mandatory Put Bonds, 2.80%, 6/02/14 (a)	3,325	3,455,439
Indiana Finance Authority, RB, Water Utilities, Citizens Energy Group Project, 3.00%, 10/01/14	5,000	5,227,800
Indiana Health Facility Financing Authority, RB, Ascension Health, Series A1, 5.00%, 11/01/27 (a)	2,265	2,376,778
		11,060,017
Iowa — 0.7%
Iowa Higher Education Loan Authority, RB, Private College Facility:
4.00%, 12/01/12	1,500	1,538,130
4.00%, 12/01/13	1,150	1,221,105

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Student Loan Liquidity Corp., RB, Senior Series A-1, AMT, 3.10%, 12/01/14	$5,000	$5,138,000
		7,897,235
Kansas — 0.5%
Kansas State Department of Transportation, Refunding RB, Series A, 5.00%, 9/01/12	5,000	5,100,700
Kentucky — 1.7%
Kentucky Economic Development Finance Authority, Refunding RB, Baptist Healthcare System, Series A, 5.00%, 8/15/12	2,650	2,694,096
Louisville/Jefferson County Metropolitan Government, Refunding RB, Louisville Gas & Electric Project, Mandatory Put Bonds, 1.90%, 4/02/12 (a)	15,000	15,000,000
		17,694,096
Louisiana — 2.3%
State of Louisiana, GO, Refunding:
Series A (NPFGC), 5.00%, 8/01/14	12,000	13,269,720
Series B, 5.00%, 4/15/12	4,220	4,228,482
State of Louisiana, GO, Series A, 5.00%, 5/01/13	7,075	7,439,575
		24,937,777
Maine — 0.1%
Maine Municipal Bond Bank, RB, Series D, 5.00%, 11/01/12	1,460	1,501,230
Maryland — 2.2%
State of Maryland, GO, State & Local Facilities Loan-First Series B, 5.00%, 3/15/16	20,000	23,285,200
Massachusetts — 5.0%
City of Boston, GO, Refunding, Series B (b):
3.00%, 2/01/14	10,210	10,706,819
4.00%, 2/01/15	6,580	7,223,392
Commonwealth of Massachusetts, GO:
Consolidated Loan, Series A, 5.00%, 8/01/12	1,180	1,199,293
Consolidated Loan, Series B, 5.00%, 8/01/15	2,500	2,862,775
Commonwealth of Massachusetts, GO, Refunding, Consolidated Loan, Series D (NPFGC):
5.50%, 11/01/12	4,235	4,368,021
6.00%, 11/01/13	5,000	5,452,300
Massachusetts State Department of Transportation, Refunding RB, Senior Series B, 5.00%, 1/01/14	12,155	13,041,707

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	2

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
University of Massachusetts Building Authority, RB, Senior Series 1, 5.00%, 11/01/13	$7,555	$8,106,440
		52,960,747
Michigan — 0.6%
Michigan Finance Authority, RB, SAN, Series C-2, 2.00%, 8/20/12	3,000	3,020,910
State of Michigan, GO Refunding, 5.25%, 12/01/12	3,000	3,100,950
		6,121,860
Minnesota — 2.1%
State of Minnesota, GO, Refunding, Various Purpose, Series D, 5.00%, 8/01/14	6,000	6,639,300
State of Minnesota, GO, Various Purpose, Series H, 5.00%, 11/01/12	15,000	15,421,800
		22,061,100
Missouri — 0.2%
County of Jackson Missouri, RB, Harry S. Truman Sports Complex (AMBAC), 5.00%, 12/01/12	2,000	2,055,280
Nebraska — 0.4%
Nebraska Public Power District, RB, Gen, Series A, 5.00%, 1/01/16	1,000	1,145,760
Nebraska Public Power District, Refunding RB, General, Series B-1 (NPFGC), 5.00%, 1/01/14	3,000	3,239,670
		4,385,430
Nevada — 2.0%
Clark County NV, Refunding RB, Motor Vehicle Fuel Tax, 5.00%, 7/01/15	8,000	9,065,520
Clark County School District, GO, Limited Tax, Building, Series C, 5.00%, 6/15/13	6,305	6,656,252
Clark County School District, GO, Refunding, Series B (NPFGC), 5.00%, 6/15/12	6,000	6,059,760
		21,781,532
New Jersey — 6.8%
County of Essex New Jersey, GO, Improvement, Series A, 5.00%, 8/01/13	2,290	2,421,263
Gloucester County Improvement Authority, Refunding RB, Waste Management Inc. Project, Series A, Mandatory Put Bonds, 2.63%, 12/03/12 (a)	4,625	4,680,269
New Jersey Building Authority, Refunding RB, Series A, 5.00%, 6/15/15	13,880	15,617,221

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Barnabas Health, Series A, 5.00%, 7/01/14	$7,250	$7,639,470
Meridian Health, 5.00%, 7/01/14	2,000	2,163,260
New Jersey State Housing & Mortgage Finance Agency, RB, Series B (AGM), 1.15%, 11/01/12	6,800	6,825,840
New Jersey Transportation Trust Fund Authority, RB, Transportation, Series B, 5.00%, 6/15/15	1,825	2,058,363
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.25%, 12/15/12	4,990	5,168,292
State of New Jersey, GO, Refunding:
4.00%, 8/01/12	7,115	7,206,997
Series Q, 4.00%, 8/15/13	18,000	18,921,240
		72,702,215
New Mexico — 0.8%
New Mexico Finance Authority, Refunding RB, Senior Lien, Series A, 5.00%, 6/15/13	8,000	8,461,760
New York — 13.4%
City of New York, GO:
Prerefunded, Series D, 5.00%, 2/01/13	1,245	1,294,651
Unrefunded, Series D, 5.00%, 2/01/13	755	784,966
City of New York New York, GO, Refunding:
Series B, 5.00%, 8/01/13	22,750	24,179,382
Series B (NPFGC), 5.75%, 8/01/13	3,050	3,106,272
Series C, 5.00%, 8/01/13	8,225	8,741,777
Series F, 5.00%, 8/01/15	6,000	6,826,380
Series H, 5.00%, 8/01/12	3,400	3,454,876
Long Island Power Authority, RB, Series 2010A, 5.00%, 5/01/14	4,400	4,783,152
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series E:
4.00%, 11/01/12	3,000	3,066,150
5.00%, 11/01/13	2,000	2,147,500
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Sub-Series D-2, 5.00%, 11/01/12	20,315	20,885,039
New York State Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 3/15/15	5,560	6,279,742
General Purpose, Series E, 5.00%, 2/15/13	5,865	6,110,861

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	3

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York State Dormitory Authority, Refunding RB, State University Educational Facilities, 3rd General Resolution, Series B, Mandatory Put Bonds, 5.25%, 5/12/12 (a)	$6,000	$6,037,200
New York State Energy Research & Development Authority, Refunding RB, Consolidated Edison Co. of New York Inc. Project, Mandatory Put Bonds, AMT, 1.45%, 11/01/12 (a)	5,000	5,029,450
New York State Environmental Facilities Corp., RB, Waste Management Inc. Project, Series A, Mandatory Put Bonds, 2.50%, 1/02/13 (a)	5,000	5,074,150
New York State Local Government Assistance Corp., Refunding RB, Sub- Lien, Series A, 5.00%, 4/01/15	7,000	7,943,250
New York State Thruway Authority, Refunding RB:
General, Second Series B (NPFGC), 5.00%, 4/01/13	5,550	5,818,731
Series A, 5.00%, 4/01/12	5,000	5,000,650
New York State Urban Development Corp., Refunding RB, Service Contract, Series A-1, 5.00%, 1/01/13	7,320	7,581,836
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, 5.00%, 10/15/15	2,680	3,015,000
State of New York, GO, Refunding, Series C, 5.00%, 4/15/12	5,285	5,295,623
		142,456,638
North Carolina — 3.2%
County of Mecklenburg, GO, Refunding, Series C, 5.00%, 2/01/13	9,400	9,776,940
State of North Carolina, GO, Public Improvement, Series A, 5.00%, 3/01/13	9,000	9,396,360
State of North Carolina, RB, Series A, 5.00%, 5/01/13	8,055	8,470,960
State of North Carolina, Refunding RB, Series B, 4.00%, 11/01/14	4,905	5,352,581
University of North Carolina at Chapel Hill, RB, Series A, 4.00%, 2/01/13	1,605	1,648,897
		34,645,738
Ohio — 1.3%
Ohio Air Quality Development Authority, Refunding PCRB, FirstEnergy, Series D, Mandatory Put Bonds, 4.75%, 8/01/12 (a)	10,000	10,100,400
Ohio State University, Refunding RB, Series A, 5.00%, 12/01/12	4,000	4,127,600
		14,228,000

Municipal Bonds	Par (000)	Value
Oklahoma — 0.8%
Oklahoma Turnpike Authority, Refunding RB, Second Senior, Series A, 5.00%, 1/01/15	$7,875	$8,826,458
Oregon — 0.5%
City of Portland Oregon, Refunding RB, Second Lien, Series A, 5.00%, 3/01/14	4,950	5,382,333
Pennsylvania — 4.9%
City of Philadelphia Pennsylvania, Refunding RB:
Airport Revenue, Series A, AMT, 5.00%, 6/15/15	2,550	2,800,538
Series A (AGM), 5.00%, 6/15/13	9,000	9,502,560
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 3/15/13	7,455	7,799,048
First Series A, 5.00%, 2/15/13	8,280	8,629,747
Commonwealth of Pennsylvania, GO, Refunding, First Series (NPFGC), 5.00%, 2/01/15	7,605	8,206,784
Pennsylvania Economic Development Financing Authority, RB:
Convention Center Project, Series A, 5.00%, 6/15/12	4,000	4,039,560
Waste Management Inc. Project, 2.75%, 9/01/13 (a)	4,250	4,340,312
Waste Management Inc. Project, Mandatory Put Bonds, 2.63%, 12/03/12 (a)	3,500	3,541,825
Pennsylvania Intergovernmental Cooperation Authority, Special Tax Bonds, Refunding, Philadelphia Funding Program, 5.00%, 6/15/13	3,085	3,256,495
		52,116,869
South Carolina — 1.1%
South Carolina Transportation Infrastructure Bank, Refunding RB, Series A (AMBAC), 5.00%, 10/01/15	5,440	6,148,995
State of South Carolina, GO, State Highway, Series B, 4.50%, 4/01/12	6,000	6,000,720
		12,149,715
Tennessee — 1.4%
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding RB (NPFGC), 5.00%, 1/01/14	8,110	8,754,988
Shelby County, GO, Refunding, Series A (AMBAC):
5.00%, 4/01/12	3,960	3,960,555
5.00%, 4/01/12	40	40,005

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	4

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Tennessee Health and Educational Facilities, The Metropolitan Government of Nashville and Davidson County, Refunding RB, The Vanderbilt University, Series C, 4.00%, 10/01/13	$2,300	$2,425,902
		15,181,450
Texas — 8.3%
City of El Paso Texas, Refunding RB, Series A, 4.00%, 3/01/14	2,000	2,132,900
City of Houston Texas, Sub Lien, Refunding RB:
Series A, AMT, 5.00%, 7/01/14	4,000	4,372,480
Series B, 5.00%, 7/01/14	1,500	1,633,830
County of Harris Texas, Refunding RB, Toll Road, Senior Lien, Series B-1 (NPFGC), 5.00%, 8/15/14	1,295	1,432,827
Dallas Independent School District, GO, Refunding, 4.00%, 2/15/15	2,200	2,415,732
Gulf Coast Waste Disposal Authority, RB, BP Products North America, Inc. Project, 2.30%, 9/03/13 (a)	4,615	4,722,114
Harris County Cultural Education Facilities Finance Corp., RB, Methodist Hospital System, Series B, 5.25%, 12/01/14	2,600	2,903,992
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Methodist Hospital System:
5.00%, 6/01/12	3,450	3,477,600
5.00%, 6/01/13	10,000	10,535,900
Lower Colorado River Authority, RB:
Prerefunded, 5.00%, 5/15/13	5	5,265
Prerefunded, 5.00%, 5/15/14	15	16,452
Unrefunded, 5.00%, 5/15/13	5,995	6,301,165
Unrefunded, 5.00%, 5/15/14	4,985	5,437,638
Lower Colorado River Authority, Refunding RB, Series A, 5.00%, 5/15/14	3,590	3,917,587
North Texas Tollway Authority, RB, System, First Tier, Series L-2, Mandatory Put Bonds, 6.00%, 1/01/13 (a)	3,700	3,847,778
State of Texas, GO, Refunding, Public Finance Authority:
5.00%, 10/01/12	11,170	11,440,202
Series A, 5.00%, 10/01/12	3,500	3,586,275
Texas A&M University, RB, Financing System, Series D, 5.00%, 5/15/13	3,325	3,502,223

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas A&M University, Refunding RB, Financing System, Series B, 5.00%, 5/15/12	$4,000	$4,024,120
Texas Public Finance Authority, RB, Unemployment Compensation, Series A, 5.00%, 7/01/13	10,000	10,591,100
University of Texas, RB, Revenue Finance System, Series B, 5.00%, 8/15/15	2,255	2,574,195
		88,871,375
Utah — 0.7%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/13	1,400	1,488,508
State of Utah, GO, Series C, 3.00%, 7/01/12	5,500	5,539,710
		7,028,218
Virginia — 4.8%
Chesterfield County, GO, Refunding, Series B, 5.00%, 1/01/15	2,810	3,157,737
County of Fairfax Virginia, GO, Series D, 5.00%, 10/01/13	10,000	10,716,000
County of Fairfax Virginia, GO, Refunding, Public Improvement, Series A, 5.25%, 4/01/12	3,940	3,940,552
Louisa IDA, RB, Virginia Electric & Power Co. Project, Series A, Mandatory Put Bonds, AMT, 2.50%, 3/01/13 (a)	20,000	20,290,600
Virginia Public Building Authority, RB, Series B, 5.00%, 8/01/12	7,185	7,302,259
Virginia Public School Authority, Refunding RB, Series A, 5.00%, 8/01/12	1,000	1,016,630
Virginia Resources Authority, Refunding RB, Series A, 4.00%, 10/01/12	4,145	4,224,418
		50,648,196
Washington — 1.5%
City of Seattle Washington, GO, Refunding, Limited Tax, Series B, 5.00%, 8/01/13	5,000	5,319,000
City of Seattle Washington, Refunding RB, Improvement, Series B, 5.00%, 2/01/14	10,000	10,846,600
		16,165,600
Total Long-Term Investments (Cost – $1,068,571,430) – 101.1%		1,078,441,009

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	5

Schedule of Investments (continued)	BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value
California — 0.8%
California School Cash Reserve Program Authority, RN, 2.50%, 1/31/13	$7,955,000	$8,037,573

	Shares
Money Market — 0.0%
FFI Institutional Tax-Exempt Fund, 0.01% (c)(d)	451,525	451,525
Total Short-Term Securities (Cost – $8,475,044) – 0.8%		8,489,098
Total Investments (Cost - $1,077,046,474*) – 101.9%		1,086,930,107
Liabilities in Excess of Other Assets – (1.9)%		(20,601,310)
Net Assets – 100.0%		$1,066,328,797

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost		$1,077,046,474
Gross unrealized appreciation		$9,979,338
Gross unrealized depreciation		(95,705)
Net unrealized appreciation		$9,883,633

(a) Variable rate security. Rate shown is as of report date.

(b) When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Securities	$17,930,211	$50,930
(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Affiliate	Shares Held at June 30, 2011	Net Activity	Shares Held at March 31, 2012	Income

	FFI Institutional Tax-Exempt Fund	16,944,113	(16,492,588)	451,525	$726

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)

Portfolio Abbreviations

ERS	Extendible Reset Securities
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
PCRB	Pollution Control Revenue Bonds
RB	Revenue Bonds
RN	Revenue Notes
SAN	State Aid Notes
VRDN	Variable Rate Demand Note

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	6

Schedule of Investments (concluded)	BlackRock Short-Term Municipal Fund

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,078,441,009	—	$1,078,441,009
Short-Tem Securities	$451,525	8,037,573	—	8,489,098
Total	$451,525	$1,086,478,582	—	$1,086,930,107

[1] See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount which approximates fair value. Bank overdraft in the amount of $274,345 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

BLACKROCK MUNICIPAL BOND FUND, INC.	MARCH 31, 2012	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: May 23, 2012